Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Related Party Transactions

Details of related party transactions for the years ended December 31, 2023, and 2022 are as follows:

				(Unit: USD)
For the year ended 2023
		Sales		Purchase
Classification	Name	Sales	Other income	Raw material purchase	Other expense
	G-SMATT JAPAN	9,142	—	—	—
	BioX	421,009	1,863	—	366,026
Related parties	Kim, Houng-Ki	—	—	—	27,997
	Lee, Ho-Joon	—	—	—	35,308
Total		430,151	1,863	—	429,331

				(Unit: USD)
For the year ended 2022
		Sales		Purchase
Classification	Name	Sales	Other income	Raw material purchase	Other expense
Related parties	G-SMATT JAPAN	9,267	—	—	—
	BioX	464,400	1,473	—	264,874
Total		473,667	1,473	—	264,874

Summary of Related Party Receivables and Payables

The details of receivable and payable to related parties are as of December 31, 2023, and 2022, are as follows:

					(Unit: USD)
As of December 31, 2023
	Receivable			Payable
Name	Accounts receivable	Loans	Others	Accounts payable	Borrowing	Others
BioX(*)(**)	236,853	—	16,158	—	1,249,928	212,298
Kim, Houng-Ki	—	—	—	—	68,129	28,253
Korea Networks	—	—	—	—	1,121,029	—
Ertughrul, Orhan	—	—	—	—	244,914	20,566
Lee, Ho-Joon	—	—	—	—	332,736	69,488
Total	236,853	—	16,158	—	3,016,736	330,605

(*) The Company has recognized an allowance for doubtful accounts of USD 230,498 for the outstanding balance of accounts receivable USD 467,351.

(**) On February 9, 2023, the Company entered into an agreement with BioX to transfer its ownership of the assets related to Trinit (subsequently renamed Yongsan Holdings Co., Ltd.). The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.

					(Unit: USD)
As of December 31, 2022
	Receivable			Payable
Name	Accounts receivable	Loans	Others	Accounts payable	Borrowing	Others
G-SMATT JAPAN	453,686	—	—	—	—	—
BioX	—	237,729	65	—	940,091	155,421
Korea Networks	—	—	—	—	1,070,045	—
Ertughrul, Orhan	—	—	—	—	47,551	10,462
Lee, Ho-Joon	—	—	—	—	290,163	53,180
Total	453,686	237,729	65	—	2,347,850	219,063

Summary of compensation for key management

Compensation for key management for the years ended December 31, 2023, and 2022, are as follows:

		(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022
Salaries	1,120,768	970,234
Retirement benefit	231,146	185,970
Total	1,351,914	1,156,204